Finance income and cost (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Interest on debts and borrowings	$ 47,897	$ 49,232	$ 24,752
Capitalized interest (Note 12)	(22,287)	(35,107)	(21,901)
Net interest on debts and borrowing in the consolidated statements of operations	$ 25,610	$ 14,125	$ 2,851